Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 36.1%
Penn Series Flexibly Managed Fund*	59,601	$6,391,012
Penn Series Index 500 Fund*	202,072	10,491,568
Penn Series Large Cap Growth Fund*	17,875	804,393
Penn Series Large Cap Value Fund*	46,147	2,405,189
Penn Series Large Core Value Fund*	47,265	1,626,849
Penn Series Mid Core Value Fund*	61,274	2,403,165
Penn Series Real Estate Securities Fund*	86,010	3,127,319
Penn Series Small Cap Index Fund*	23,063	804,904
Penn Series SMID Cap Value Fund*	19,435	817,834
TOTAL AFFILIATED EQUITY FUNDS (Cost $21,374,541)		28,872,233

AFFILIATED FIXED INCOME FUNDS — 56.0%
Penn Series High Yield Bond Fund*	209,555	3,960,588
Penn Series Limited Maturity Bond Fund*	1,043,382	14,982,966
Penn Series Quality Bond Fund*	1,545,842	25,861,936
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,125,210)		44,805,490

AFFILIATED INTERNATIONAL EQUITY FUNDS — 7.0%
Penn Series Developed International Index Fund*	123,452	2,425,841
Penn Series International Equity Fund*	71,743	3,190,391
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $4,570,375)		5,616,232
TOTAL INVESTMENTS — 99.1% (Cost $68,070,126)		$79,293,955
Other Assets & Liabilities — 0.9%		715,798
TOTAL NET ASSETS — 100.0%		$80,009,753

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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